Lease Agreements	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Lease Agreements

Note 9- Lease Agreements

The Company has financing lease liabilities for offices and warehouses with monthly installments of $12,449 (ranging from $1,083 to $3,524) including imputed interest (ranging from 0% to 2%), over 2 year terms plus extensions, expiring through July 2022.

Right-of-use assets:
Operating right-of-use assets	$249,299
Operating lease liabilities:
Current portion of long term payable	135,099
Financing leases payable, less current portion	114,200

Total financing lease liabilities	$249,299

As of September 30, 2020, financing lease maturities are as follows:

Period ending September 30,
2021	$135,099
2022	81,523
2022	32,677

$249,299

As of September 30, 2020, the weighted average remaining lease term was 1.67 years.

Note 7 - Lease Agreements

Financing Lease Agreements

The Company leases vehicles under financing lease agreements (Note 4) requiring monthly payments totaling $813 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020.

The Company has financing lease liabilities for offices and warehouses with monthly installments of $19,173 (ranging from $1,083 to $4,806) over 2 year terms, expiring through July 2022.

Right of use assets
Operating right of use assets	$223,982
Operating lease liabilities
Current portion of long term notes payable	114,288
Notes payable, less current portion	109,694
Total operating lease liabilities	$223,982

As of June 30, 2020, operating lease maturities are as follows:

Period ending June 30,
2021	$114,288
2022	109,694
$223,982

As of June 30, 2020, the weighted average remaining lease term was 1.75 years.